Loans and ACL - Credit Quality Indicator (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		$ 312,061	$ 325,991
Financing Receivable, Year One, Originated, Current Fiscal Year		51,157	91,819
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		69,070	58,390
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		46,645	28,512
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		21,777	21,376
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		15,217	11,830
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		30,986	33,635
Revolving Credit		73,675	76,710
Loans Converted to Term		3,821	3,981
Other(1)	[1]	(287)	(262)
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		142
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		503
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		349
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		150
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		128
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		279
Finance Receivable, Revolving, Writeoff		366
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		3
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		1,920
Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		308,176	320,931
Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		1,971	2,267
Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		534	1,605
Commercial: | Commercial and industrial
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		160,788	164,307
Financing Receivable, Year One, Originated, Current Fiscal Year		28,314	46,698
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		31,244	22,384
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		16,767	11,485
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		8,890	8,859
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		6,286	5,333
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		12,134	9,988
Revolving Credit		57,364	59,759
Loans Converted to Term		0	0
Other(1)	[1]	(211)	(199)
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		20
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		72
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		126
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		21
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		5
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		35
Finance Receivable, Revolving, Writeoff		111
Financing Receivable, Revolving, Converted to Term Loan, Writeoff
Finance Receivable, Adjustments and Suspense, Writeoff
Financing Receivable, Allowance for Credit Loss, Writeoff		390
Commercial: | Commercial and industrial | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		160,081	163,604
Commercial: | Commercial and industrial | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		230	256
Commercial: | Commercial and industrial | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		7	49
Commercial: | Commercial and industrial | Pass
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		153,104	159,327
Financing Receivable, Year One, Originated, Current Fiscal Year		26,836	45,890
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		29,877	21,642
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		15,683	11,219
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		8,436	8,258
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		5,918	4,977
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		11,539	9,686
Revolving Credit		55,026	57,854
Loans Converted to Term		0	0
Other(1)	[1]	(211)	(199)
Commercial: | Commercial and industrial | Special mention
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		3,257	1,718
Financing Receivable, Year One, Originated, Current Fiscal Year		688	243
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		623	302
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		557	143
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		152	160
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		37	61
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		197	88
Revolving Credit		1,003	721
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial and industrial | Substandard
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		3,957	2,864
Financing Receivable, Year One, Originated, Current Fiscal Year		754	518
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		628	387
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		428	113
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		290	413
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		289	249
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		367	187
Revolving Credit		1,201	997
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial and industrial | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		470	398
Financing Receivable, Year One, Originated, Current Fiscal Year		36	47
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		116	53
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		99	10
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		12	28
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		42	46
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		31	27
Revolving Credit		134	187
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | CRE
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		22,570	22,676
Financing Receivable, Year One, Originated, Current Fiscal Year		4,206	6,353
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		5,648	3,815
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		3,009	2,329
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		2,062	4,497
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		3,433	2,571
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		3,005	2,406
Revolving Credit		1,277	775
Loans Converted to Term		0	0
Other(1)	[1]	(70)	(70)
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		58
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		10
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		20
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		29
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		47
Finance Receivable, Revolving, Writeoff		2
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		166
Commercial: | CRE | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		22,281	22,568
Commercial: | CRE | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		5	25
Commercial: | CRE | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		0	1
Commercial: | CRE | Pass
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		19,875	20,846
Financing Receivable, Year One, Originated, Current Fiscal Year		3,760	6,141
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		4,931	3,595
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		2,651	2,220
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		1,903	3,846
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		2,813	2,092
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		2,666	2,265
Revolving Credit		1,221	757
Loans Converted to Term		0	0
Other(1)	[1]	(70)	(70)
Commercial: | CRE | Special mention
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		959	831
Financing Receivable, Year One, Originated, Current Fiscal Year		185	106
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		315	118
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		140	74
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		79	229
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		203	281
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		37	5
Revolving Credit		0	18
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | CRE | Substandard
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		1,452	917
Financing Receivable, Year One, Originated, Current Fiscal Year		259	106
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		350	99
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		190	35
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		65	422
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		243	121
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		289	134
Revolving Credit		56	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | CRE | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		284	82
Financing Receivable, Year One, Originated, Current Fiscal Year		2	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		52	3
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		28	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		15	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		174	77
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		13	2
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial construction
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		6,683	5,849
Financing Receivable, Year One, Originated, Current Fiscal Year		1,056	1,695
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		2,485	1,500
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		1,605	936
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		461	291
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		90	265
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		125	71
Revolving Credit		861	1,091
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		5
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		0
Finance Receivable, Revolving, Writeoff		0
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		5
Commercial: | Commercial construction | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		6,658	5,844
Commercial: | Commercial construction | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		0	5
Commercial: | Commercial construction | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		1	0
Commercial: | Commercial construction | Pass
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		5,936	5,455
Financing Receivable, Year One, Originated, Current Fiscal Year		1,029	1,501
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		2,196	1,500
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		1,370	825
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		287	290
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		89	212
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		125	71
Revolving Credit		840	1,056
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial construction | Special mention
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		430	208
Financing Receivable, Year One, Originated, Current Fiscal Year		3	80
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		218	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		208	93
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		1	35
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial construction | Substandard
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		293	186
Financing Receivable, Year One, Originated, Current Fiscal Year		24	114
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		48	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		27	18
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		174	1
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	53
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		20	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Commercial: | Commercial construction | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		24
Financing Receivable, Year One, Originated, Current Fiscal Year		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		23
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0
Revolving Credit		0
Loans Converted to Term		0
Other(1)	[1]	0
Consumer: | Residential mortgage
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		55,492	56,645
Financing Receivable, Year One, Originated, Current Fiscal Year		2,863	13,888
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		13,562	17,438
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		16,590	6,271
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		5,814	3,195
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		2,903	1,535
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		13,760	14,318
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		2
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		1
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		6
Finance Receivable, Revolving, Writeoff		0
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		10
Consumer: | Residential mortgage | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		54,261	55,005
Financing Receivable, Year One, Originated, Current Fiscal Year		2,846	13,824
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		13,481	17,340
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		16,509	6,167
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		5,738	3,084
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		2,822	1,384
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		12,865	13,206
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Residential mortgage | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		639	614
Financing Receivable, Year One, Originated, Current Fiscal Year		10	55
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		52	61
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		43	32
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		38	37
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		40	43
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		456	386
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Residential mortgage | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		439 [2]	786	[3]
Financing Receivable, Year One, Originated, Current Fiscal Year		7	5
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		22	31
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		25	62
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		31	62
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		28	91
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		326	535
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Residential mortgage | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		153	240
Financing Receivable, Year One, Originated, Current Fiscal Year		0	4
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		7	6
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		13	10
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		7	12
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		13	17
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		113	191
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Home equity
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		10,053	10,876
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		6,271	6,944
Loans Converted to Term		3,782	3,932
Other(1)	[1]	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		0
Finance Receivable, Revolving, Writeoff		10
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		10
Consumer: | Home equity | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		9,850	10,661
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		6,175	6,843
Loans Converted to Term		3,675	3,818
Other(1)	[1]	0	0
Consumer: | Home equity | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		70	68
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		47	48
Loans Converted to Term		23	20
Other(1)	[1]	0	0
Consumer: | Home equity | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		11	12
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		7	9
Loans Converted to Term		4	3
Other(1)	[1]	0	0
Consumer: | Home equity | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		122	135
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		42	44
Loans Converted to Term		80	91
Other(1)	[1]	0	0
Consumer: | Indirect auto
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		22,727	27,951
Financing Receivable, Year One, Originated, Current Fiscal Year		4,714	11,835
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		8,348	7,392
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		4,903	4,272
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		2,604	2,617
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		1,434	1,190
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		733	638
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	(9)	7
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		25
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		202
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		118
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		58
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		59
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		69
Finance Receivable, Revolving, Writeoff		0
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		531
Consumer: | Indirect auto | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		21,788	27,015
Financing Receivable, Year One, Originated, Current Fiscal Year		4,611	11,646
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		8,049	7,141
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		4,689	4,105
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		2,479	2,461
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		1,330	1,096
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		639	559
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	(9)	7
Consumer: | Indirect auto | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		669	646
Financing Receivable, Year One, Originated, Current Fiscal Year		83	147
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		213	174
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		150	111
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		86	100
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		71	60
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		66	54
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Indirect auto | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		2	1
Financing Receivable, Year One, Originated, Current Fiscal Year		0	1
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		1	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		1	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Indirect auto | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		268	289
Financing Receivable, Year One, Originated, Current Fiscal Year		20	41
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		85	77
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		63	56
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		39	56
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		33	34
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		28	25
Revolving Credit		0	0
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Other
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		28,647	27,533
Financing Receivable, Year One, Originated, Current Fiscal Year		10,004	11,350
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		7,783	5,861
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		3,771	3,202
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		1,946	1,844
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		1,071	877
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		1,229	1,076
Revolving Credit		2,825	3,292
Loans Converted to Term		15	31
Other(1)	[1]	3	0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		97
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		166
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		93
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		50
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		34
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		14
Finance Receivable, Revolving, Writeoff		23
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		0
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		477
Consumer: | Other | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		28,296	27,289
Financing Receivable, Year One, Originated, Current Fiscal Year		9,903	11,270
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		7,676	5,805
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		3,715	3,167
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		1,914	1,814
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		1,049	865
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		1,207	1,061
Revolving Credit		2,816	3,278
Loans Converted to Term		13	29
Other(1)	[1]	3	0
Consumer: | Other | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		271	187
Financing Receivable, Year One, Originated, Current Fiscal Year		86	68
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		85	44
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		41	26
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		23	20
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		16	10
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		12	7
Revolving Credit		7	10
Loans Converted to Term		1	2
Other(1)	[1]	0	0
Consumer: | Other | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		21	13
Financing Receivable, Year One, Originated, Current Fiscal Year		9	8
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		8	1
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		1	1
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		1	1
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		2	2
Loans Converted to Term		0	0
Other(1)	[1]	0	0
Consumer: | Other | Nonperforming
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		59	44
Financing Receivable, Year One, Originated, Current Fiscal Year		6	4
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		14	11
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		14	8
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		8	9
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		6	2
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		10	8
Revolving Credit		0	2
Loans Converted to Term		1	0
Other(1)	[1]	0	0
Consumer: | Student
Financing Receivable
Financing Receivable, before Allowance for Credit Loss			5,287
Financing Receivable, Year One, Originated, Current Fiscal Year			0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year			0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year			17
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year			73
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year			59
Financing Receivable, Originated, More than Five Years before Current Fiscal Year			5,138
Revolving Credit			0
Loans Converted to Term			0
Other(1)	[1]		0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff	[4]	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff	[4]	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff	[4]	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff	[4]	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff	[4]	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff	[4]	108
Finance Receivable, Revolving, Writeoff	[4]	0
Financing Receivable, Revolving, Converted to Term Loan, Writeoff	[4]	0
Finance Receivable, Adjustments and Suspense, Writeoff	[4]	0
Financing Receivable, Allowance for Credit Loss, Writeoff	[4]	108
Consumer: | Student | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss			4,179
Financing Receivable, Year One, Originated, Current Fiscal Year			0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year			0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year			17
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year			71
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year			57
Financing Receivable, Originated, More than Five Years before Current Fiscal Year			4,034
Revolving Credit			0
Loans Converted to Term			0
Other(1)	[1]		0
Consumer: | Student | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss			402
Financing Receivable, Year One, Originated, Current Fiscal Year			0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year			0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year			0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year			1
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year			1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year			400
Revolving Credit			0
Loans Converted to Term			0
Other(1)	[1]		0
Consumer: | Student | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss	[3]		706
Financing Receivable, Year One, Originated, Current Fiscal Year			0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year			0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year			0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year			1
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year			1
Financing Receivable, Originated, More than Five Years before Current Fiscal Year			704
Revolving Credit			0
Loans Converted to Term			0
Other(1)	[1]		0
Credit card
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		5,101	4,867
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		5,077	4,849
Loans Converted to Term		24	18
Other(1)	[1]	0	0
Financing Receivable, Allowance for Credit Loss, Writeoff, by Origination Year
Financing Receivable, Year One, Originated, Current Fiscal Year, Writeoff		0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year, Writeoff		0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year, Writeoff		0
Finance Receivable, Revolving, Writeoff		220
Financing Receivable, Revolving, Converted to Term Loan, Writeoff		3
Finance Receivable, Adjustments and Suspense, Writeoff		0
Financing Receivable, Allowance for Credit Loss, Writeoff		223
Credit card | Financial Asset, Not Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		4,961	4,766
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		4,942	4,750
Loans Converted to Term		19	16
Other(1)	[1]	0	0
Credit card | Financing Receivables 30 To 89 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		87	64
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		84	63
Loans Converted to Term		3	1
Other(1)	[1]	0	0
Credit card | Financial Asset, Equal to or Greater than 90 Days Past Due
Financing Receivable
Financing Receivable, before Allowance for Credit Loss		53	37
Financing Receivable, Year One, Originated, Current Fiscal Year		0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		0	0
Revolving Credit		51	36
Loans Converted to Term		2	1
Other(1)	[1]	$ 0	$ 0

[1]	(1)Includes certain deferred fees and costs and other adjustments.
[2]	(1)Includes government guaranteed loans of $418 million in the residential mortgage portfolio.
[3]	(1)Includes government guaranteed loans of $759 million in the residential mortgage portfolio and $702 million in the student loan portfolio.
[4]	Truist sold its student loan portfolio at the end of the second quarter of 2023. Charge-offs include $98 million related to the sale.